Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	AMENDMENT NO. 1 TO FORM S-1
Entity Registrant Name	ORIGIN MATERIALS, INC.
Entity Central Index Key	0001802457
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false